Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	May 10, 2022 shares	Mar. 01, 2022 $ / shares shares	Feb. 15, 2022 shares
Disclosure of classes of share capital [line items]
Common shares par value | $ / shares	$ 10	$ 10
Shares allocated for exercise of employee stock options	500,000,000	500,000,000
Issued capital	25,930,300,000	25,930,300,000
Legal capital reserve percentage	10.00%	10.00%
Percentage of paid in capital on reserve used to offset deficit or distribute as dividend in cash or stock	25.00%	25.00%
Share buy back plan aggregate shares repurchased			1,400,000
Non Adjusting Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Share buy back plan aggregate shares repurchased					1,400,000
Top of range [member]
Disclosure of classes of share capital [line items]
Total distribution	50.00%
American Depositary Shares (one represents five common shares) [member]
Disclosure of classes of share capital [line items]
Issued capital	1,063,800,000
Number of shares issued	5,319,200,000
Employee Restricted Stocks Awards [Member]
Disclosure of classes of share capital [line items]
Common shares par value | $ / shares				$ 10
Number of shares issued				1,400,000